REVENUES (Schedule of Total Revenues by Geographical Location) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 46,235	$ 40,459	$ 131,481	$ 111,072
Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	12,617	12,164	37,804	35,831
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	33,618	28,295	93,677	75,241
UNITED STATES | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	7,619	7,899	22,685	21,832
UNITED STATES | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	22,604	21,370	62,445	56,365
Europe [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,182	822	2,908	2,546
Europe [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	4,932	3,463	13,955	7,988
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	12,207		36,339
ISRAEL | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,708	665	5,611	2,561
ISRAEL | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,508	1,220	4,778	3,669
Other [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,108	2,778	6,600	8,892
Other [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 4,574	$ 2,242	$ 12,499	$ 7,219